Share Based Payment - Summary of Measurement Used to Determine Fair Values of ESOPs (Detail)	12 Months Ended
Mar. 31, 2024 USD ($) yr $ / shares
BMF Plan 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at grant date (USD)	$ 16.65
Fair value at grant date (USD) | $	$ 16,650
Exercise price (USD)	$ 0.12
Expected volatility	46.40%
Expected term | yr	6
Risk-free interest rate	7.32%
Employee Stock Options [Member] | Simplotel Plan 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at grant date (USD)	$ 442.9
Fair value at grant date (USD) | $	$ 442,900
Exercise price (USD)	$ 0.12
Expected volatility	46.50%
Expected term | yr	6
Risk-free interest rate	7.60%